CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues		$ 1,115	$ 250
Cost of revenues		224
Gross profit		891	250
Research and development expenses, net of Government and other grants amounting to $ 424, $ 1,010 and $ 944 for the years ended December 31, 2011, 2010 and 2009, respectively	6,778	5,227	5,051
Marketing and business development expenses	610	633	681
General and administrative expenses	4,591	2,909	2,147
Total operating expenses	11,979	8,769	7,879
Operating loss	(11,979)	(7,878)	(7,629)
Financial income (expenses), net	(306)	241	65
Other income	281	434	3,721
Loss from continuing operations	(12,004)	(7,203)	(3,843)
Gain from discontinued operations			12
Net loss	$ (12,004)	$ (7,203)	$ (3,831)
Basic and diluted net loss per share from continuing operations	$ (0.35)	$ (0.22)	$ (0.13)
Basic and diluted net loss per share from discontinued operations
Basic and diluted net loss per share	$ (0.35)	$ (0.22)	$ (0.13)
Weighted average number of Ordinary shares used in computing basic and diluted net loss per share	34,276,697	33,284,017	28,608,317